LEASES - Lease cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
LEASES
Operating lease cost	$ 27,815	$ 21,701	$ 6,389
Short-term lease cost	4,288	2,595	847
Variable lease cost	141	49	231
Total	$ 32,244	$ 24,345	$ 7,467